Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	H1
Trading Symbol	NMR
Entity Central Index Key	0001163653
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	Yes
Entity Registrant Name	NOMURA HOLDINGS INC
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer